SHARE-BASED AWARDS (Summary of Restricted Shares) (Details) - $ / shares				12 Months Ended
	Aug. 01, 2014	Jul. 01, 2014	Feb. 18, 2014	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Forfeited				(20,000)
Expected to vest				7,756,378
Expected to vest				$ 2.92
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Beginning balance				1,460,946
Numbers of shares, Granted	69,564	21,132	1,370,250
Numbers of shares, Forfeited				(44,610)
Numbers of shares, Ending balance				1,416,336	1,460,946
Expected to vest				1,416,336
Weighted average grant date fair value, Beginning balance				$ 1.96
Weighted average grant date fair value, Forfeited				1.93
Weighted average grant date fair value, Ending balance				1.96	$ 1.96
Expected to vest				$ 1.96
Restricted shares [Member] | February 18, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Granted					1,370,250
Weighted average grant date fair value, Granted					$ 1.93
Restricted shares [Member] | July 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Granted					21,132
Weighted average grant date fair value, Granted					$ 2.35
Restricted shares [Member] | August 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Granted					69,564
Weighted average grant date fair value, Granted					$ 2.44